Reserves - Changes in Valuation Gain (Loss) on Derivatives (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reserves within equity [Line Items]
Balance as of December 31	₩ 387,216	₩ 391,233
Balance as of December 31	646,943	387,216
Valuation gain (loss) on derivatives [Member]
Disclosure of reserves within equity [Line Items]
Balance as of December 31	(1,488)	14,463
Amount recognized as other comprehensive loss for the year, net of taxes	(12,636)	(18,725)
Amount reclassified to profit, net of taxes	6,080	2,774
Balance as of December 31	₩ (8,044)	₩ (1,488)